SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes, Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2018	May 01, 2018	Apr. 30, 2018
Value added taxes
VAT rate (in percentage)		16.00%	17.00%
Revenue recognition
Return and refund policy term (in days)	7 days
Minimum
Revenue recognition
Free service period	1 year
Maximum
Revenue recognition
Free service period	2 years